PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER ASSETS
Schedule of prepaid expenses and other assets

	As at	As at
	December 31,	December 31,
	2021	2020
Prepayments	2,372	249
Deposits	50	—
Other assets	20	14
Prepaid Expenses and Other Assets	2,442	263